Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Series A Convertible Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total Dryships Inc. Stockholders Equity	Non controlling interests
BALANCE value, at Dec. 31, 2009	$ 2,812,542	$ 522	$ 2,803		$ 2,681,974	$ (33,399)	$ 160,642	$ 2,812,542
BALANCE shares, at Dec. 31, 2009		52,238,806	280,326,271
Net income/ (loss)	190,450						188,327	188,327	2,123
Issuance of non-vested shares, value			45		(45)
Issuance of non-vested shares, shares			4,504,800
Equity component of convertible notes and other	74,500				74,500			74,500
Issuance of subsidiary shares to non-controlling interest	488,301				(164,223)	11,131		(153,092)	641,393
Issuance of common/ preferred stock, value	341,874		848		341,026			341,874
Issuance of common/ preferred stock, shares			84,818,706
Acquisition of subsidiary shares from non-controlling interest	(15,729)				(16,038)	309		(15,729)
Other comprehensive income/(loss)	(16,609)					(16,795)		(16,795)	186
Amortization of stock based compensation	24,200				24,200			24,200
Dividends on preferred stock					13,624		(13,624)
BALANCE value, at Dec. 31, 2010	3,899,529	522	3,696		2,955,018	(38,754)	335,345	3,255,827	643,702
BALANCE shares, at Dec. 31, 2010		52,238,806	369,649,777
Net income/ (loss)	(47,286)						(70,128)	(70,128)	22,842
Issuance of non-vested shares, value			90		(90)
Issuance of non-vested shares, shares			9,016,800
Issuance of treasury stock, value				(10)	10
Issuance of treasury stock, shares				(1,000,000)
Issuance of subsidiary shares to non-controlling interest	48,687				(77,083)	1,852		(75,231)	123,918
Issuance of common/ preferred stock, value		65			(65)
Issuance of common/ preferred stock, shares		6,532,979
Conversion of preferred stock into common stock, value		(587)	461		126
Conversion of preferred stock into common stock, shares		(58,771,785)	46,095,517
Other comprehensive income/(loss)	11,164					8,292		8,292	2,872
Amortization of stock based compensation	26,568				26,568			26,568
Dividends on preferred stock					4,466		(4,466)
BALANCE value, at Dec. 31, 2011	3,938,662		4,247	(10)	2,908,950	(28,610)	260,751	3,145,328	793,334
BALANCE shares, at Dec. 31, 2011			424,762,094	(1,000,000)
Net income/ (loss)	(288,593)						(246,778)	(246,778)	(41,815)
Issuance of non-vested shares, shares			150
Issuance of treasury stock, value				(100)	100
Issuance of treasury stock, shares				(10,000,000)
Issuance of subsidiary shares to non-controlling interest	180,485				(84,629)	2,869		(81,760)	262,245
Other comprehensive income/(loss)	24,166					16,566		16,566	7,600
Amortization of stock based compensation	13,299				13,104			13,104	195
BALANCE value, at Dec. 31, 2012	$ 3,868,019		$ 4,247	$ (110)	$ 2,837,525	$ (9,175)	$ 13,973	$ 2,846,460	$ 1,021,559
BALANCE shares, at Dec. 31, 2012			424,762,244	(11,000,000)